Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of grants
Government grants	€ 20,416	€ 224,449
CARES Act
Disclosure of grants
Remaining amount of government grants received	5,872		$ 6,799	€ 18,314	$ 22,473
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 538,029		$ 622,984	€ 852,437	$ 1,046,025